Financial Instruments - Additional Information (Detail) - Toledo Spirit time-charter derivative [Member] - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 32,476	$ 23,788
Discount rate over remaining duration of contract	7.40%	8.40%